Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Financial Position:
Noncurrent assets	₱ 449,450	₱ 383,176
Current assets	75,577	99,574
Noncurrent liabilities	204,289	173,476
Current liabilities	204,448	192,608
Equity	116,290	116,666	₱ 111,183	₱ 108,537
Carrying value of investments in associates	18,777	20,498
Carrying value of investments in joint ventures	35,086	34,929
Additional Information:
Cash and cash equivalents	24,369	51,654	₱ 32,905	₱ 38,722
Noncurrent financial liabilities	173,457	143,392
Vega Telecom Inc. [Member]
Statements of Financial Position:
Noncurrent assets	78,004	77,261
Current assets	3,610	3,070
Noncurrent liabilities	11,456	11,193
Current liabilities	2,831	2,678
Equity	67,327	66,460
Carrying value of investments in joint ventures	32,538	32,541
Additional Information:
Cash and cash equivalents	2,590	2,191
Current financial liabilities	587	607
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	21,396	20,712
Current assets	3,662	2,606
Noncurrent liabilities	1,969	3,297
Current liabilities	7,859	5,549
Equity	15,230	14,472
Carrying value of investments in associates	9,747	9,262
Additional Information:
Cash and cash equivalents	1,534	611
Current financial liabilities	7,859	487
Noncurrent financial liabilities	1,969	2,239
VIH [Member]
Statements of Financial Position:
Noncurrent assets	1,184	1,318
Current assets	8,038	11,152
Noncurrent liabilities	35	42
Current liabilities	4,205	2,926
Equity	4,982	9,502
Carrying value of investments in associates	₱ 8,219	₱ 10,487